SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2017
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation
(a)	Basis of presentation
  The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“US GAAP”).

Liquidity
(a)	Liquidity

The Company experienced a net loss of approximately RMB88,735,000, RMB914,253,000 and RMB 379,996,000 (US$ 58,403,000) for the years ended December 31, 2015, 2016 and 2017, respectively, and negative cash flows from operations of approximately RMB187million and RMB113million (US$17million), respectively, for the year ended December 31, 2016 and 2017. As of December 31, 2017, the Company had a net current liability amounting to RMB 836,411,000 (US$  128,554,000). These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

When preparing the consolidated financial statements as of December 31, 2017 and for the year then ended, the Company’s management concluded that a going concern basis of preparation was appropriate after analyzing the forecasted cash flows for the next twelve months, which indicates that the Company will have sufficient liquidity through April 2019. In preparing the forecasted cash flow analysis, management took into account of a) the advance of RMB368,000,000 to be received from third party buyer pursuant to a sales and lease back framework contract signed in April 2018 in relation to a cloud infrastructure under construction (note 10), b) the credit facilities of RMB280,000,000 (US$43,000,000) provided by third parties, c) the advance of RMB997,000,000 (US$153,000,000) received by the Company relating to the held for sale assets (note 11) would not be expected to be refunded, and d) improvement of the net cash inflow from the CDN operations as the Company planned to control its operating costs and to further negotiate with vendors for more favorable payment terms. As a result, management prepared the consolidated financial statements assuming the Company will continue as a going concern. However, there is no assurance that the measures above can be achieved as planned. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty

Principles of consolidation
(c)	Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and the VIEs for which the Company is the primary beneficiary. All significant inter-company transactions and balances between the Company, its subsidiaries and the VIEs are eliminated upon consolidation. Results of acquired subsidiaries or VIEs are consolidated from the date on which control is transferred to the Company.

Use of estimates
(d)	Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Areas where management uses subjective judgment include, but are not limited to, estimating the useful lives of long-lived assets and intangible assets, impairment of long-term investments, long-lived assets and intangible assets, allowance for doubtful debts, accounting for deferred income taxes, and accounting for share-based compensation arrangements. The valuation of and accounting for the Company’s financial instruments also require significant estimates and judgments provided by management. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

Foreign currency
(e)	Foreign currency

The functional currency of the Company and each of its subsidiaries and VIEs is the Renminbi (“RMB”), except for ChinaCache US, CCAL, ChinaCache HK, Chinacache IE, and ChinaCache UK, which are the United States dollar (“US$”), US$, Hong Kong dollar (“HK$”), Euro (“EUR”) and Great Britain Pound (“GBP”) respectively, as determined based on the criteria of Accounting Standards Codification (“ASC”) 830 (“ASC 830”) “Foreign Currency Matters”. The reporting currency of the Company is also the RMB. Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are re-measured at the balance sheet date exchange rate. Exchange gains and losses are included in foreign exchange gains and losses in the consolidated statements of comprehensive loss.

Convenience translation
(f)	Convenience translation

Amounts in US$ are presented for the convenience of the reader and are translated at the noon buying rate of US$1.00 to RMB6.5063 on December 29, 2017 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Cash and cash equivalents
(g)	Cash and cash equivalents

Cash and cash equivalents consists of cash on hand and demand deposits placed with banks or other financial institutions which are unrestricted as to withdrawal and use and have original maturities less than three months.

For the purpose of the consolidated statements of cash flows, cash and cash equivalents also consist of cash and cash equivalents included in assets held for sale.

Accounts receivable and allowance for doubtful accounts
(h)	Accounts receivable and allowance for doubtful accounts

Accounts receivable are carried at net realizable value. An allowance for doubtful accounts is recorded in the period when loss is probable based on an assessment of specific evidence indicating troubled collection, historical experience, accounts aging and other factors. An accounts receivable is written off after all collection effort has ceased.

Property and equipment
(i)	Property and equipment

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Optical Fibers	20 years
Computer equipment	3-15 years
Furniture, fixtures and office equipment	5 years
Motor vehicles	10 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets
Freehold land in United States of America	Indefinite
Building	20-40 years

Repair and maintenance costs are charged to expense when incurred, whereas the cost of betterments that extend the useful life of property and equipment are capitalized as additions to the related assets. Retirement, sale and disposals of assets are recorded by removing the cost and related accumulated depreciation with any resulting gain or loss reflected in the consolidated statements of comprehensive loss.

Property and equipment that are purchased or constructed which require a period of time before the assets are ready for their intended use are accounted for as construction-in-progress. Construction-in-progress is recorded at acquisition cost, including installation costs. Construction-in-progress is transferred to specific property and equipment accounts and commences depreciation when these assets are ready for their intended use. The amounts of interest that would be capitalized were immaterial during the years ended December 31, 2015, 2016 and 2017.

Land use right
(j)	Land use right

The land use right represent the amounts paid and relevant costs incurred for the right to use land in the PRC and are recorded at purchase cost less accumulated amortization. Amortization is provided on a straight-line basis over the terms of the respective land use right agreement.

Intangible assets
(l)
Intangible assets

Intangible assets are carried at cost less accumulated amortization and any impairment. Intangible assets with a finite useful life are amortized using the straight-line method over the estimated economic life of the intangible assets as follows:

Purchased software	5 years

Impairment of long-lived assets
(m)	Impairment of long-lived assets

The Company evaluates its long-lived assets or asset group, including intangible assets with finite lives, for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of an asset or a group of long-lived assets may not be recoverable. When these events occur, the Company evaluates for impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Company would recognize an impairment loss based on the excess of the carrying amount of the asset group over its fair value. For long-lived assets held for sale, assets are written down to fair value less cost to sell. Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available for the long-lived assets. Impairment charge of nil, RMB399,094,000 and RMB21,757,000 (US$3,344,000) was recognized for the years ended December 31, 2015, 2016 and 2017, respectively.

Investments
(n)	Investments

Held to maturity investments

All highly liquid investments with stated maturities of greater than 90 days but less than 365 days are classified as short-term investments. Investments that are expected to be realized in cash during the next 12 months are also included in short-term investments. The Company accounts for short-term investments in accordance with ASC Topic 320 (“ASC 320”), Investments - Debt and Equity Securities. The Company classifies the short-term investments in debt and equity securities as “held-to-maturity”, “trading” or “available-for-sale”, whose classification determines the respective accounting methods stipulated by ASC 320. Dividend and interest income for all categories of investments in securities are included in earnings. Any realized gains or losses, if any, on the sale of the short-term investments are determined on a specific identification method, and such gains and losses are reflected in earnings during the period in which gains or losses are realized.

The securities that the Company has positive intent and ability to hold to maturity are classified as held-to-maturity securities and stated at amortized cost. For individual securities classified as held-to-maturity securities, the Company evaluates whether a decline in fair value below the amortized cost basis is other-than-temporary in accordance with the Company’s policy and ASC 320. When the Company intends to sell an impaired debt security or it is more-likely-than-not that it will be required to sell prior to recovery of its amortized cost basis, an other-than-temporary impairment is deemed to have occurred. In these instances, the other-than-temporary impairment loss is recognized in earnings equal to the entire excess of the debt security’s amortized cost basis over its fair value at the balance sheet date of the reporting period for which the assessment is made. When the Company does not intend to sell an impaired debt security and it is more-likely-than-not that it will not be required to sell prior to recovery of its amortized cost basis, the Company must determine whether or not it will recover its amortized cost basis. If the Company concludes that it will not, an other-than-temporary impairment exists and that portion of the credit loss is recognized in earnings, while the portion of loss related to all other factors is recognized in other comprehensive loss.

Available-for-sale investments

Investments not classified as trading or as held-to-maturity are classified as available-for-sale securities. Such available-for-sale investments are reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive loss in shareholders’ deficit. Realized gains or losses are charged to earnings during the period in which the gain or loss is realized. If the Company determines a decline in fair value is other-than-temporary, the cost basis of the individual security is written down to its estimated fair value. The new cost basis will not be adjusted for subsequent recoveries in fair value. Determination of whether declines in value are other-than-temporary requires significant judgment. Subsequent increases and decreases in the fair value of available-for-sale securities will be included in other comprehensive loss except for an other-than-temporary impairment, which would be charged to current period earnings. Impairment of available-for-sale investments for the years ended December 31, 2015, 2016 and 2017 were nil, nil and RMB 3,290,000 (US$506,000), respectively.

Investment in limited partnerships

Where consolidation is not appropriate, the Company applies the equity method of accounting that is consistent with ASC 323 “Investments - Equity Method and Joint Ventures” to limited partnerships in which the Company holds either (a) a five percent or greater interest or (b) less than a five percent interest when the Company has more than virtually no influence over the operating or financial policies of the limited partnership. The Company considers certain qualitative factors in assessing whether it has more than virtually no influence for partnership interests of less than five percent. For investments other than those described in (a) and (b) above, the Company applies the cost method of accounting that is consistent with ASC 325 “Investments – Other”.

Cost method investment

In accordance with ASC subtopic 325-20 (“ASC 325-20”), Investments-Other: Cost Method Investments, for investments which are not in-substance common stock and hence, do not have readily determinable fair values or investments in an investee over which the Company does not have significant influence, the Company carries the investment at cost and only adjusts for other-than-temporary declines in fair value and distributions of earnings that exceed the Company’s share of earnings since its investment. Management regularly evaluates the impairment of the cost method investments based on performance and financial position of the investee as well as other evidence of market value. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and financing needs. An impairment loss is recognized in earnings equal to the excess of the investment’s cost over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of investment. Impairment of cost method investment for the years ended December 31, 2015, 2016 and 2017 were nil, RMB18,240,000 and RMB400,000 (US$61,000), respectively.

Fair value of financial instruments
(o)	Fair value of financial instruments

The carrying amounts of financial assets and liabilities, such as cash and cash equivalents, restricted cash, accounts receivable, other receivables included in prepaid expenses and other current assets, short-term investments, short term borrowings, accounts payables, balances with related parties and other payables, approximate their fair values because of the short-term maturity of these instruments. The carrying amounts of long-term borrowings approximates its fair value since it bears interest rate which approximates market interest rates. Available-for-sale investments were initially recognized at cost and subsequently remeasured at the end of each reporting period with the adjustment in its fair value recognized in accumulated other comprehensive income. The Company, with the assistance of an independent third party valuation firm, determined the estimated fair value of its available-for-sale investments that are recognized in the consolidated financial statements.

Revenue recognition
(q)	Revenue recognition

The Company provides a portfolio of content and application delivery total solutions within its one class of services, such as, web page content services; file transfer services; rich media streaming services; guaranteed application delivery; managed internet data services; cloud services; content bridging services; mobile internet solution; and value-added services to its customers that in turn improve the performance, reliability and scalability of their internet services and applications.

Consistent with the criteria of ASC 605, “Revenue Recognition”, the Company recognizes revenue from sales of these services when there is a signed sales agreement with fixed or determinable fees, services have been provided to the customer and collection of the resulting customer’s receivable is reasonably assured.

The Company’s services are provided under the terms of a one-year master service agreement, which will typically accompany a one-year term renewal option with the same terms and conditions. Customers can choose at the outset of the arrangement to either use the Company’s services through a monthly fixed bandwidth or traffic volume usage and fee arrangement or choose a plan based on actual bandwidth or traffic volume used during the month at fixed pre-set rates. The Company recognizes and bills for revenue for excess usage, if any, in the month of its occurrence to the extent a customer’s usage of the services exceeds their pre-set monthly fixed bandwidth usage and fee arrangements. The rates as specified in the master service agreements are fixed for the duration of the contract term and are not subject to adjustment.

The Company may charge its customers an initial set-up fee prior to the commencement of their services. To date these amounts have been insignificant, however, the Company’s policy is to record these initial set-up fees as deferred revenue and recognize them as revenue ratably over the estimated life of the customer arrangement.

Effective in September 2012, 6% of value-added tax, or VAT, replaced the original 5% business tax in Beijing as a result of the PRC government’s pilot VAT reform program, which applies to all services provided by Chinacache Beijing and Beijing Jingtian and certain services provided by Beijing Blue IT.

Effective in June 2014, 6% of VAT replaced the original 3% business tax in Beijing as a result of the PRC government’s pilot VAT reform program on telecom industry, which applies to all services provided by Beijing Blue IT.

Cost of revenues
(r)	Cost of revenues

Cost of revenue consists primarily of depreciation of the Company’s long-lived assets, amortization of acquired intangible assets, maintenance, purchase of bandwidth and other overhead expenses directly attributable to the provision of content and application delivery total solutions.

Effective since June 2014, all the services provided by the Group in Mainland China, including VIEs are subject to VAT. Such business tax, VAT (to the extent that is non-deductible) and other surcharges are accrued and charged to cost of revenues as the related exclusive business support, technical and consulting services are rendered.

Advertising expenditures
(r)	Advertising expenditures

Advertising expenditures are expensed as incurred. Advertising expenditures, included in sales and marketing expenses, amounted to approximately RMB678,000, RMB233,000 and RMB 200,000 (US$31,000), for the years ended December 31, 2015, 2016 and 2017, respectively.

Research and development costs
(s)	Research and development costs

Research and development costs consist primarily of payroll and related personnel costs for minor routine upgrades and related enhancements to the Company’s services and network. Costs incurred in the development of the Company’s services are expensed as incurred. To date, the amount of costs qualifying for capitalization has been insignificant.

Government grants
(t)	Government grant

Government grant are provided by the relevant PRC municipal government authorities to subsidize the cost of certain research and development projects. The amount of such government grant is determined solely at the discretion of the relevant government authorities and there is no assurance that the Company will continue to receive these government grant in the future. Government grant are recognized when it is probable that the Company will comply with the conditions attached to them, and the grant are received. When the grant relates to an expense item, it is recognized as deferred government grant and released to the consolidated statements of comprehensive loss over the period necessary to match the grant on a systematic basis to the costs that it is intended to compensate, as other operating income. Where the grant relates to an asset, it is recognized as deferred government grant and released to the consolidated statements of comprehensive loss in equal amounts over the expected useful life of the related asset, when operational, as other operating income.

Government grant received by the Company also consist of unrestricted grant which are received on an unsolicited and unconditional basis to support the growth of the Company and do not relate to the Company's operating activities. Unrestricted grant are classified as non-operating income and recorded in other income on the consolidated statements of comprehensive loss upon receipt.

Leases
(u)	Leases

Leases are classified at the inception date as either a capital lease or an operating lease. The Company did not enter into any leases whereby it is the lessor for any of the periods presented. As the lessee, a lease is a capital lease if any of the following conditions exists: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life, or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A lease involving integral equipment is a capital lease only if condition (a) or (b) exists. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease.

All other leases are accounted for as operating leases wherein rental payments are expensed on a straight-line basis over the periods of their respective leases. The Company leases office space and employee accommodation under operating lease agreements. Certain of the lease agreements contain rent holidays. Rent holidays are considered in determining the straight-line rent expense to be recorded over the lease term. The lease term begins on the date of initial possession of the lease property for purposes of recognizing lease expense on a straight-line basis over the term of the lease. The excess of rent expense and rent paid, as the case may be for respective leases, is recorded as deferred rental included in the prepaid expenses and other current assets in the consolidated balance sheets.

Income taxes
(v)	Income taxes

The Company follows the liability method in accounting for income taxes in accordance to ASC topic 740 (“ASC 740”), Income Taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance against deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized.

The Company adopted ASC 740 to account for uncertainty in income taxes. ASC 740 clarifies the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the consolidated financial statements. The Company has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as part of “interest expense” and “other expenses,” respectively, in the consolidated statements of comprehensive loss.

Share-based compensation
(w)	Share-based compensation

Share options and restricted share units award granted to employees are accounted for under ASC 718 Compensation – Stock Compensation. In accordance with ASC 718, the Company determines whether share options or restricted share units award should be classified and accounted for as liability or equity award. All grants of share options and restricted share units award to employees classified as equity award are recognized in the financial statements over their requisite service periods based on their grant date fair values.

The Company has elected to recognize compensation expenses using the accelerated method for its share options and restricted share units granted. For restricted share awards granted with performance conditions, the Company commences recognition of the related compensation expense if it is probable the defined performance condition will be met. To the extent that the Company determines that it is probable that a different number of share-based awards will vest depending on the outcome of the performance condition, the cumulative effect of the change in estimate is recognized in the period of change. As disclosed in Note 2 (dd), with effect from January 1, 2017, forfeitures are recognized when they occur.

The Company, with the assistance of an independent valuation firm, determined the estimated fair values of the share options granted to employees and non-employees using the binomial option pricing model.

Loss per share
(x)	Loss per share

In accordance with ASC 260, “Earnings per Share”, basic loss per share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of the ordinary shares issuable upon the conversion of the share options, using the treasury stock method. Ordinary share equivalents are excluded from the computation of diluted per share if their effects would be anti-dilutive.

Comprehensive loss
(y)	Comprehensive loss

Comprehensive loss is defined as the decrease in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Comprehensive loss is reported in the consolidated statements of comprehensive loss. Accumulated other comprehensive income of the Company includes foreign currency translation adjustments related to ChinaCache US, CCAL, ChinaCache HK and ChinaCache IE, and ChinaCache UK whose functional currency are US$, US$, HK$, EUR and GBP respectively, and the change in fair value of available-for-sale investments (Note 11) and their corresponding deferred tax impact, if any.

Segment reporting
(z)	Segment reporting

The Company follows ASC 280, “Segment Reporting.” The Company’s Chief Executive Officer or chief operating decision-maker reviews the consolidated financial results when making decisions about allocating resources and assessing the performance of the Company as a whole and hence, the Company has only one reportable segment. The Company operates and manages its business as a single segment through the provision of a single class of global services for accelerating and improving the delivery of content and applications over the Internet. As the Company’s long-lived assets are substantially all located in the PRC and substantially all the Company’s revenues are derived from within the PRC, no geographical segments are presented.

Employee benefits
(aa)	Employee benefits

The full-time employees of the Company’s PRC subsidiaries are entitled to staff welfare benefits including medical care, housing fund, unemployment insurance and pension benefits, which are government mandated defined contribution plans. These entities are required to accrue for these benefits based on certain percentages of the employees’ respective salaries, subject to certain ceilings, in accordance with the relevant PRC regulations, and make cash contributions to the state-sponsored plans out of the amounts accrued. The total amounts for such employee benefits, which were expensed as incurred, were RMB53,820,000, RMB53,669,000 and RMB44,416,000 (US$6,397,000) for the years ended December 31, 2015, 2016 and 2017, respectively.

Share repurchase program
(bb)	Share repurchase program

Pursuant to a Board of Directors’ resolution on December 18, 2014 (“2014 Share Repurchase Plan”), August 24, 2015 (“August 2015 Share Repurchase Plan”) and December 28, 2015 (“December 2015 Share Repurchase Plan”), the Company’s management is authorized to repurchase up to US$10 million, US$6 million and US$5 million of the Company’s ADSs, respectively. Each of the share repurchase plan is effective for 12 months.

During the year ended December 31, 2016, the Company had repurchased 166,802 ADSs amounting to US$1,185,000 (equivalent to RMB7,659,000) and 691,364 ADSs amounting to US$4,912,000 (equivalent to RMB31,743,000) under the August 2015 Share Repurchase Plan and the December 2015 Share Repurchase Plan, respectively (2014:Nil and 2015:1,300,715 ADSs, US$10,000,000 (RMB63,375,000) under the 2014 Share Repurchase Plan and 626,295 ADSs, US$4,815,000 (RMB30,516,000) under the August 2015 Share Repurchase Plan). As of December 31, 2016, all the aforementioned repurchase plans have been completed. During the year ended December 31, 2017, no repurchase occurred.

The Company accounted for those shares repurchase as treasury stock at cost in accordance to ASC Subtopic 505-30 (“ASC 505-30”), Treasury Stock, and is shown separately in the shareholders’ deficit as the Company has not yet decided on the ultimate disposition of those ADSs acquired. When the Company uses the treasury stock to settle the exercise of share options and restricted share units vested, the difference between the proceeds received upon settlement and the repurchase price is debited into accumulated deficit. When the Company decides to retire the treasury stock, the difference between the original issuance price and the repurchase price is debited into accumulated deficit.

Recent accounting pronouncement
(dd)	Recent Accounting Pronouncement

In May 2014, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2014-09 (“ASU 2014-09”), Revenue from Contracts with Customers. ASU 2014-09 supersedes the revenue recognition requirements in ASC 605, and requires entities to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. ASU 2014-09 is originally effective for the annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. ASU 2015-14, Revenue from Contracts with Customers, defers the effective date of ASU 2014-09 by one year. As a result, ASU 2014-09 is effective for annual reporting periods beginning after December 15, 2017 and interim periods therein. Early adoption is permitted to the original effective date. The Company adopted the new standard effective January 1, 2018, using the modified retrospective method. The Company has substantially completed the assessment over the impact of adopting this new guidance and does not expect the adoption will have significant impact on the Company’s consolidated financial statements.

In November 2015, the FASB issued ASU No. 2015-17 (“ASU 2015-17”), Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes. ASU 2015-17 simplifies the presentation of deferred income taxes by eliminating the separate classification of deferred income tax liabilities and assets into current and noncurrent amounts in the consolidated balance sheets. The amendments in the update require that all deferred tax liabilities and assets be classified as noncurrent in the consolidated balance sheets. The amendments in this update are effective for fiscal years beginning after December 15, 2016, and interim periods therein and may be applied either prospectively or retrospectively to all periods presented. Early adoption is permitted. After the adoption of ASU 2015-17, all the current deferred tax assets will be reclassified as noncurrent deferred tax assets on the consolidated balance sheets.

In February 2016, the FASB issued ASU No. 2016-02 (“ASU 2016-02”), Leases. ASU 2016-02 specifies the accounting for leases. For operating leases, ASU 2016-02 requires a lessee to recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, in its balance sheet. The standard also requires a lessee to recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term, on a generally straight-line basis. ASU 2016-02 is effective for public companies for annual reporting periods and interim periods within those years beginning after December 15, 2018. Early adoption is permitted. The Company is currently evaluating the impact of adopting this standard on its consolidated financial statements.

In March 2016, the FASB issued ASU No. 2016-09 (“ASU 2016-09”), Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting. ASU 2016-09 involves several aspects of the accounting for employee share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, classification on the statement of cash flows and accounting for forfeitures. Some of the areas apply only to nonpublic entities. In terms of accounting for forfeitures, companies will have to elect whether to account for forfeitures of share-based payments by (1) recognizing forfeitures of awards as they occur (e.g., when an award does not vest because the employee leaves the company) or (2) estimating the number of awards expected to be forfeited and adjusting the estimate when it is likely to change, as is currently required. The standard is effective for public business entities for annual periods beginning after December 15, 2016, and interim periods therein. The Company will make an election at the entity level using a modified retrospective transition method, with a cumulative-effect adjustment to retained earnings. The Company is currently evaluating the impact of adopting this standard on its consolidated financial statements.

In June 2016, the FASB issued ASU No. 2016-13 (“ASU 2016-13”), Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. ASU 2016-13 changes the impairment model for most financial assets and certain other instruments. The standard will replace “incurred loss” approach with an “expected loss” model for instruments measured at amortized cost. For available-for-sale debt securities, entities will be required to record allowances rather than reduce the carrying amount, as they do today under the other-than-temporary impairment model. The standard is effective for public business entities for annual periods beginning after December 15, 2019, and interim periods therein. Early adoption is permitted. The Company is currently evaluating the impact of adopting this standard on its consolidated financial statements.

In November 2016, the FASB issued ASU No. 2016-18 (“ASU 2016-18”), Statement of Cash Flows (Topic 230): Restricted Cash. ASU 2016-18 requires companies to include amounts generally described as restricted cash and restricted cash equivalents in cash and cash equivalents when reconciling beginning-of-period and end-of-period total amounts shown on the statement of cash flows. This standard is effective for public business entities in the first quarter of 2018. Early adoption is permitted. The Company is currently evaluating the effect that this guidance will have on our consolidated financial statements and related disclosures.

In January 2017, FASB issued ASU No. 2017-01(“ASU 2017-01”), Business Combinations (Topic 805): Clarifying the Definition of a Business. The ASU affects all companies and other reporting organizations that must determine whether they have acquired or sold a business. The definition of a business affects many areas of accounting including acquisitions, disposals, goodwill, and consolidation. The ASU is effective for annual periods beginning after December 15, 2017, including interim periods within those periods. The Company is currently evaluating the impact that the adoption of this standard will have on its consolidated financial statements.

In May 2017, the FASB issued ASU No. 2017-09, Compensation – Stock Compensation: Scope of Modification Accounting. This standard provides clarity and reduces both (1) diversity in practice and (2) cost and complexity when applying the guidance in Topic 718, Compensation-Stock compensation, to a change to the terms or conditions of a share based payment award. The updated guidance is effective for interim and annual periods beginning after December 15, 2017. The Company is currently evaluating the impact of adopting this standard on its consolidated financial statements.

Comparative information
(dd)	Comparative information
  Certain items in prior years’ consolidated financial statements have been reclassified to conform to the current period’s presentation to facilitate comparison.